Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 320,909	$ 269,659	$ 155,859
Cost of revenues	161,053	132,315	82,628
Gross profit	159,856	137,344	73,231
Operating expenses:
Research and development	28,859	23,473	19,575
Selling, general and administrative	49,499	42,973	31,032
Total operating expenses	78,358	66,446	50,607
Operating profit	81,498	70,898	22,624
Financial income, net	6,690	1,030	775
Income before incomes taxes	88,188	71,928	23,399
Income tax expense	(8,239)	(11,651)	(1,621)
Net income	$ 79,949	$ 60,277	$ 21,778
Earning per share information:
Basic net earnings per share	$ 1.81	$ 1.38	$ 0.55
Diluted net earnings per share	$ 1.66	$ 1.34	$ 0.54
Weighted average number of ordinary shares outstanding (in thousands):
Basic	44,158	43,644	39,383
Diluted	48,229	45,035	40,372